Document And Entity Information	9 Months Ended
Sep. 30, 2015
Document Information [Line Items]
Entity Registrant Name	Neurotrope, Inc.
Entity Central Index Key	0001513856
Entity Filer Category	Smaller Reporting Company
Document Type	S-1/A
Amendment Flag	true
Document Period End Date	Sep. 30, 2015
Amendment Description	The XBRL files have been updated to include disclosure of the following recent events: (1) Neurotrope, Inc.’s completion of the November 2015 Private Placement, (2) Neurotrope, Inc.’s entry into an amendment to the BRNI License and (3) the exercise by certain holders of placement agent warrants issued as part of the November 2015 Private Placement.